Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of property and equipment

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2024	1,116	638	1,754
Additions	318	25	343
Disposals	(8)	—	(8)
Effect of foreign exchange rates	(20)	(4)	(24)
Balance at December 31, 2024	1,406	659	2,065

Accumulated depreciation
Balance at January 1, 2024	425	183	608
Depreciation for the year	294	114	408
Disposals	(6)	—	(6)
Effect of foreign exchange rates	(9)	(1)	(10)
Balance at December 31, 2024	704	296	1,000

Carrying amounts
Balance at December 31, 2024	702	363	1,065

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2025	1,406	659	2,065
Additions	303	8	311
Disposals	—	(7)	(7)
Effect of foreign exchange rates	18	3	21
Balance at December 31, 2025	1,727	663	2,390

Accumulated depreciation
Balance at January 1, 2025	704	296	1,000
Depreciation for the year	391	103	494
Disposals	—	(3)	(3)
Effect of foreign exchange rates	11	(1)	10
Balance at December 31, 2025	1,106	395	1,501

Carrying amounts
Balance at December 31, 2025	621	268	889